6. PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2018
Details
Deposits for inventory purchases and prepaid expense to vendors	$ 103,967	$ 152,704
Prepaid security deposit for office	0	8,420
Prepaid business insurance	9,477	5,999
Security Deposit	$ 12,000	$ 12,000